Reconciliations of Segment Information to Consolidated Totals (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Loss from operations	$ (38,487)		$ (20,574)		$ (19,929)
Share-based compensation	219		179		1,165
Impairment loss on intangible assets	13,251		15		2,583
Impairment loss on prepaid licensing and royalty fees	2,752		702		247
Interest income	238		283		762
Interest expense	49		247		426
Gain on sales of marketable securities	1,739		5,665		6,299
Foreign exchange gain (loss)	45		434		(365)
Gain (loss) on equity method investments - net	526		234		(47,869)
Impairment loss on marketable securities and investments			1,193		13,327
Depreciation	408		1,224		2,080
Amortization	1,907		2,204		2,314
Income tax expense (benefit)	61		671		(245)
Reportable Segment
Segment Reporting Information [Line Items]
Loss from operations	(34,895)		(12,271)		(10,931)
Share-based compensation	(156)		199		308
Impairment loss on intangible assets	13,251		15		2,583
Impairment loss on prepaid licensing and royalty fees	2,752		702		247
Interest income	9		9		492
Interest expense	8		44		(50)
Gain on sales of marketable securities	1,739		5,665		6,299
Foreign exchange gain (loss)	236		55		(282)
Gain (loss) on equity method investments - net	526		234		1,846
Impairment loss on marketable securities and investments			1,193		13,327
Depreciation	344		1,059		1,790
Amortization	1,904		2,181		2,251
Income tax expense (benefit)	228		710		859
Other Items
Segment Reporting Information [Line Items]
Loss from operations			7	[1]	(204)	[1]
Gain (loss) on equity method investments - net					(49,715)	[1]
Income tax expense (benefit)			37	[1]	(934)	[1]
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	(3,592)	[2]	(8,310)	[2]	(8,794)	[2]
Share-based compensation	375	[2]	(20)	[2]	857	[2]
Impairment loss on intangible assets		[2]		[2]		[2]
Impairment loss on prepaid licensing and royalty fees		[2]		[2]		[2]
Interest income	229	[2]	274	[2]	270	[2]
Interest expense	41	[2]	203	[2]	476	[2]
Gain on sales of marketable securities		[2]		[2]		[2]
Foreign exchange gain (loss)	(191)	[2]	379	[2]	(83)	[2]
Impairment loss on marketable securities and investments		[2]		[2]		[2]
Depreciation	64	[2]	165	[2]	290	[2]
Amortization	3	[2]	23	[2]	63	[2]
Income tax expense (benefit)	$ (167)	[2]	$ (76)	[2]	$ (170)	[2]

[1]	Other items relate to the results of operations arising from our non-controlling interest in the online gaming software and service business before we disposed of it in July 2012.
[2]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2011, 2012 and 2013, the compensation related was approximately $4.3 million, $4.2 million and $2.1 million, respectively; accrued professional fees was approximately $2.3 million, $911 thousand and $125 thousand, respectively.